Financing transaction of Chengxin	12 Months Ended
Dec. 31, 2021
Financing transaction of Chengxin
Financing transaction of Chengxin

5 Financing transaction of Chengxin

In March 2021, Chengxin, the Group’s subsidiary engaged in community group buying business, entered into a series of agreements (“Agreements”) with external investors and the Group, pursuant to which,

a) Chengxin issued 92,367,521 number of Series A-1 Preferred Shares for a total consideration of US$923,675 to certain external investors, including an entity controlled by Softbank Group Corp., (“Softbank”) of US$43,162 (Note 26).

b) Chengxin issued 20,000,000 number of Series A-2 preferred shares to certain senior management of the Group and Chengxin, for a total consideration of US$200,000. To finance the purchase of Chengxin A-2 preferred shares, the senior management investment entity entered into secured term loans with Chengxin’s A-1-round investors for an aggregate amount of US$160,000.

5 Financing transaction of Chengxin (Continued)

c) Chengxin issued a zero-coupon seven-year convertible note due 2028 (“Convertible Note”) for an aggregate principal amount of US$3,000,000 to the Group.

As a result of the intense competition and tightening regulatory environment, Chengxin experienced an adverse change in its operating and financial performance during the third quarter of 2021. In light of the further adverse change during the fourth quarter of 2021 and challenge of obtaining additional financing, Chengxin revised its business plan to scale down significantly and undertake a strategic business model transition, aiming for a more sustainable operation in the near future. The fair value of the Group’s total investment in Chengxin was reduced to RMB 686,124 at December 31,2021 due to the above reason.

Accounting for the financing transaction of Chengxin

Pursuant to the Agreements and upon the completion of the above transaction on March 30, 2021 (“closing date”), the Group no longer holds the controlling financial interest in Chengxin. Accordingly, Chengxin was deconsolidated from the Group after March 30, 2021.

The financing transaction for Chengxin did not meet the discontinued operation criteria as it did not represent a strategic shift that has a major effect on the Group’s financial results. Upon the completion of the financing transaction of Chengxin, an unrealized gain of RMB9,058,144 was recognized in the investment income (loss), net on the consolidated statement of comprehensive loss for year ended December 31, 2021, measured as the difference between the fair value of its retained non-controlling equity investment in ordinary shares in Chengxin in the amount of RMB2,628,520, and the carrying amount of net liabilities of Chengxin of RMB6,429,624 as of March 30, 2021.

Given the Group’s investment in Chengxin’s ordinary shares and right to nominate three board members out of six, the Group had the ability to exercise significant influence over Chengxin. The Group elected to apply the fair value option to the Group’s investments in ordinary shares (Note 11). The Group also applies fair value accounting to the Group’s investments on the Convertible Note (Note 10), thereby providing consistency of accounting treatment. The investments in ordinary shares and in Convertible Note (collectively, the “Investment in Chengxin”) are measured at fair value on a recurring basis with changes in fair value reflected in earnings.

The fair value of the Investments in Chengxin upon the closing of the deconsolidation of RMB16,428,250 was determined by the Group with assistance of a third-party independent appraiser, using option-pricing model (“OPM”) and back-solve method. The fair value of the investments in Chengxin on December 31, 2021 of RMB686,124 was determined by the Group with the assistance of a third-party independent appraiser, using scenario-based model. Accordingly, the Group recognized the downward adjustments of fair value changes of RMB21,259,814 in Investments in Chengxin. Refer to Note 28 - Fair value measurement for the valuation approach and key inputs for the determination of the fair value of the Group’s Investments in Chengxin.

The Group determined that the fair value of exchange feature and call option aforementioned respectively were not significant to the consolidated financial statements.